Trade and other payables - Schedule of trade and other payables (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current
Current trade payables	$ 38,636	$ 42,406
Current payables to related parties	2,690	3,034
Current payables for capital expenditure and acquisitions	3,670	3,063
Current payables related to the Gulf of America oil spill	1,126	1,130
Other current payables	7,358	7,313
Trade and other current payables financial liabilities	53,480	56,946
Non-current
Non-current trade payables	0	0
Non-current payables to related parties	1	0
Non-current payables for capital expenditure and acquisitionsa	309	305
Non-current payables related to the Gulf of America oil spill	6,830	7,602
Other non-current payables	678	663
Trade and other noncurrent payables financial liabilities	7,818	8,570
Current
Current sales taxes, customs duties, production taxes and social security	2,121	2,264
Other current payables non-financial liabilities	2,810	1,945
Trade and other current payables non-financial liabilities	4,931	4,209
Trade and other current payables	58,411	61,155
Non-current
Non-current sales taxes, customs duties, production taxes and social security	54	134
Other non-current payables non-financial liabilities	1,537	1,372
Trade and other non-current payables non-financial liabilities	1,591	1,506
Trade and other non-current payables	$ 9,409	$ 10,076